Average Annual Total Returns		12 Months Ended	50 Months Ended	56 Months Ended	60 Months Ended	69 Months Ended
	Feb. 28, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class A
Prospectus [Line Items]
Average Annual Return, Percent		2.62%			2.56%	3.54%
Performance Inception Date	Mar. 22, 2019
Class 529-A
Prospectus [Line Items]
Average Annual Return, Percent		2.85%		3.63%
Performance Inception Date	May 01, 2020
Class C
Prospectus [Line Items]
Average Annual Return, Percent		4.85%		3.69%
Performance Inception Date	May 01, 2020
Class 529-C
Prospectus [Line Items]
Average Annual Return, Percent		4.81%		3.71%
Performance Inception Date	May 01, 2020
Class 529-E
Prospectus [Line Items]
Average Annual Return, Percent		6.40%		4.30%
Performance Inception Date	May 01, 2020
Class F-3
Prospectus [Line Items]
Average Annual Return, Percent		6.99%			3.70%	4.53%
Performance Inception Date	Mar. 22, 2019
Class F-2
Prospectus [Line Items]
Average Annual Return, Percent		6.88%			3.61%	4.46%
Performance Inception Date	Mar. 22, 2019
Class F-2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.16%			1.32%	2.14%
Class F-2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.03%			1.76%	2.41%
Class F-1
Prospectus [Line Items]
Average Annual Return, Percent		6.60%		4.41%
Performance Inception Date	May 01, 2020
Class 529-F-1
Prospectus [Line Items]
Average Annual Return, Percent		6.81%		4.62%
Performance Inception Date	May 01, 2020
Class 529-F-2
Prospectus [Line Items]
Average Annual Return, Percent		6.90%	2.89%
Performance Inception Date	Oct. 30, 2020
Class 529-F-3
Prospectus [Line Items]
Average Annual Return, Percent		6.91%	2.92%
Performance Inception Date	Oct. 30, 2020
Class R-5E
Prospectus [Line Items]
Average Annual Return, Percent		6.84%		4.64%
Performance Inception Date	May 01, 2020
Class R-5
Prospectus [Line Items]
Average Annual Return, Percent		6.95%		4.76%
Performance Inception Date	May 01, 2020
Class R-4
Prospectus [Line Items]
Average Annual Return, Percent		6.65%		4.48%
Performance Inception Date	May 01, 2020
Class R-3
Prospectus [Line Items]
Average Annual Return, Percent		6.35%		4.19%
Performance Inception Date	May 01, 2020
Class R-2E
Prospectus [Line Items]
Average Annual Return, Percent		6.55%		4.65%
Performance Inception Date	May 01, 2020
Class R-2
Prospectus [Line Items]
Average Annual Return, Percent		6.02%		3.90%
Performance Inception Date	May 01, 2020
Class R-1
Prospectus [Line Items]
Average Annual Return, Percent		5.99%		4.00%
Performance Inception Date	May 01, 2020
Class R-6
Prospectus [Line Items]
Average Annual Return, Percent		6.99%			3.70%	4.53%
Performance Inception Date	Mar. 22, 2019
Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%			(0.33%)	0.72%
American Funds Multi-Sector Income Fund Custom Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.40%			2.21%	3.23%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.19%			4.20%	4.84%
Bloomberg U.S. Corporate Investment Grade Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		2.13%			0.30%	1.84%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.54%			0.12%	1.43%